Condensed Consolidated Statements of Changes in Convertible Preferred Shares And Shareholders' Equity (Deficit) (Parenthetical) - USD ($) $ in Thousands		Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Common stock value	[1]
Maximum [Member]
Common stock value		$ 1	$ 1	$ 1	$ 1	$ 1

[1]	Represents amounts lower than $1.